Material Non-Controlling Interest (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of non-controlling interests [text block] [Abstract]
Schedule of information relating to the Group’s subsidiary material NCI
Cartrack Holdings Proprietary Limited
Figures in Rand thousands	As of February 28, 2021

NCI percentage	31.9%
Principal place of business	South Africa

Revenue	2,290,543
Profit for the year after tax	542,338
Other comprehensive income	(12,942)
Total comprehensive income	529,396

Profit attributable to NCI	179,237
Other comprehensive income attributable to NCI	(8,094)
Total comprehensive income attributable to NCI	171,143

Non-current assets	1,588,204
Current assets	453,576
Current liabilities	(533,914)
Non-current liabilities	(198,430)
Net assets	1,309,436
Net assets attributable to NCI	427,133

Cash flows from operating activities	955,309
Cash flows from investing activities	(517,691)
Cash flows from financing activities	(500,629)
Net (decrease) in cash and cash equivalents	(63,011)

Dividends paid to NCI	(145,859)